Expense Example	Dec. 31, 2025 USD ($)
Class I | Mid Cap Growth Portfolio | Mid Cap Growth Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	1,096
Class I | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,234
Class I | Quality Equity Portfolio | Quality Equity Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class I | Short Duration Bond Portfolio | Short Duration Bond Portfolio Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Class S | Mid Cap Growth Portfolio | Mid Cap Growth Portfolio Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,378
Class S | Mid Cap Intrinsic Value Portfolio | Mid Cap Intrinsic Value Portfolio Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	1,538
Class S | Quality Equity Portfolio | Quality Equity Portfolio Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	$ 1,363